Consolidated Statements of Changes in Stockholder's Deficit - USD ($)		Preferred Stock [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member]	Preferred Stock [Member] PROCAP BTC, LLC [Member]	Preferred Stock [Member]	Common Stock [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member] Common Class A [Member]	Common Stock [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member] Common Class B [Member]	Common Stock [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member] Class B Ordinary Shares [Member]	Common Stock [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member]	Common Stock [Member] PROCAP BTC, LLC [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member]	Retained Earnings [Member] PROCAP BTC, LLC [Member]	Retained Earnings [Member]	Total Shareholders Deficit [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member]	Total Shareholders Deficit [Member] PROCAP BTC, LLC [Member]	Total Shareholders Deficit [Member]	Common Stock Including Additional Paid in Capital [Member] COLUMBUS CIRCLE CAPITAL CORP I [Member]	COLUMBUS CIRCLE CAPITAL CORP I [Member] Common Class A [Member]	COLUMBUS CIRCLE CAPITAL CORP I [Member]	PROCAP BTC, LLC [Member]	Total
Balance at Jun. 24, 2024
Balance, shares at Jun. 24, 2024
Net income (loss)													(8,863)			(8,863)
Issuance of Class B ordinary shares to Sponsor						$ 844					24,156					25,000
Issuance of Class B ordinary shares to Sponsor, shares						8,433,333
Balance at Jun. 30, 2024						$ 844					24,156		(8,863)			16,137
Balance, shares at Jun. 30, 2024						8,433,333
Balance at Jun. 24, 2024
Balance, shares at Jun. 24, 2024
Net income (loss)																					$ (13,124)
Balance at Sep. 30, 2024						$ 844					24,156		(13,124)			11,876
Balance, shares at Sep. 30, 2024						8,433,333
Balance at Jun. 24, 2024
Balance, shares at Jun. 24, 2024
Net income (loss)													(23,544)			(23,544)					(23,544)
Issuance of common stock	[1]						$ 767									25,000			24,233
Issuance of common stock	[1]						7,666,667
Balance at Dec. 31, 2024						$ 844	$ 767				24,156		(23,544)			1,456			24,233		1,456
Balance, shares at Dec. 31, 2024						8,433,333	7,666,667
Balance at Jun. 30, 2024						$ 844					24,156		(8,863)			16,137
Balance, shares at Jun. 30, 2024						8,433,333
Net income (loss)													(4,261)			(4,261)					(4,261)
Balance at Sep. 30, 2024						$ 844					24,156		(13,124)			11,876
Balance, shares at Sep. 30, 2024						8,433,333
Balance at Dec. 31, 2024						$ 844	$ 767				24,156		(23,544)			1,456			24,233		1,456
Balance, shares at Dec. 31, 2024						8,433,333	7,666,667
Net income (loss)													(26,972)			(26,972)
Balance at Mar. 31, 2025						$ 844					24,156		(50,516)			(25,516)
Balance, shares at Mar. 31, 2025						8,433,333
Balance at Dec. 31, 2024						$ 844	$ 767				24,156		(23,544)			1,456			$ 24,233		1,456
Balance, shares at Dec. 31, 2024						8,433,333	7,666,667
Net income (loss)																					1,510,946
Balance at Sep. 30, 2025			$ 460,201,500			$ 834					813,455		(1,137,002)	$ 100,429,810	$ (329,471)	(322,642)	$ 560,631,310			71	(322,642)	$ 560,631,310	$ (329,471)
Balance, shares at Sep. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Balance at Mar. 31, 2025						$ 844					24,156		(50,516)			(25,516)
Balance, shares at Mar. 31, 2025						8,433,333
Net income (loss)													(87,410)			(87,410)
Sale of 705,000 Private Placement Units											7,049,929					7,050,000				71
Sale of 705,000 Private Placement Units, shares					705,000
Fair Value of Public Warrants at issuance											3,125,000					3,125,000
Allocated value of transaction costs to Class A shares											(96,817)					(96,817)
Forfeiture of Founder Shares						$ (10)					10
Forfeiture of Founder Shares, shares						(100,000)
Share-based compensation											395,400					395,400
Accretion for Class A ordinary shares to redemption amount											(9,684,223)					(9,684,223)
Balance at Jun. 30, 2025			$ 460,201,500			$ 834					813,455		(137,926)	24,618,525	(10,423)	676,434	484,820,025	$ (10,423)		71		484,820,025	(10,423)
Balance, shares at Jun. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Balance at Jun. 09, 2025
Balance, shares at Jun. 09, 2025
Net income (loss)														24,618,525			24,618,525					24,618,525
Issuance of common units pursuant to the Investment Consulting and Marketing Services Agreement
Issuance of common units pursant to the Investment Consulting and Marketing Services Agreement, shares									10,000,000
Sale of preferred units			451,701,500														451,701,500
Sale of preferred units, shares									50,800,000
Sale of preferred units, related party			8,500,000														8,500,000
Sale of preferred units, shares									850,000
Balance at Jun. 30, 2025			$ 460,201,500			$ 834					813,455		(137,926)	24,618,525	(10,423)	676,434	484,820,025	(10,423)		71		484,820,025	(10,423)
Balance, shares at Jun. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Balance at Jun. 09, 2025
Balance, shares at Jun. 09, 2025
Net income (loss)																						100,429,810
Balance at Sep. 30, 2025			$ 460,201,500			$ 834					813,455		(1,137,002)	100,429,810	(329,471)	(322,642)	560,631,310			71	(322,642)	560,631,310	(329,471)
Balance, shares at Sep. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Balance at Jun. 16, 2025
Balance, shares at Jun. 16, 2025
Net income (loss)															(10,423)			(10,423)					(10,423)
Issuance of common stock
Issuance of common stock										1
Balance at Jun. 30, 2025			$ 460,201,500			$ 834					813,455		(137,926)	24,618,525	(10,423)	676,434	484,820,025	(10,423)		71		484,820,025	(10,423)
Balance, shares at Jun. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Balance at Jun. 16, 2025
Balance, shares at Jun. 16, 2025
Net income (loss)																							(329,471)
Balance at Sep. 30, 2025			$ 460,201,500			$ 834					813,455		(1,137,002)	100,429,810	(329,471)	(322,642)	560,631,310			71	(322,642)	560,631,310	(329,471)
Balance, shares at Sep. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Balance at Jun. 30, 2025			$ 460,201,500			$ 834					813,455		(137,926)	24,618,525	(10,423)	676,434	484,820,025	$ (10,423)		71		484,820,025	(10,423)
Balance, shares at Jun. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1
Net income (loss)													1,625,328	75,811,285	(319,048)	1,625,328	75,811,285				1,625,328	75,811,285	(319,048)
Accretion for Class A ordinary shares to redemption amount													(2,624,404)			(2,624,404)
Balance at Sep. 30, 2025			$ 460,201,500			$ 834					$ 813,455		$ (1,137,002)	$ 100,429,810	$ (329,471)	$ (322,642)	$ 560,631,310			$ 71	$ (322,642)	$ 560,631,310	$ (329,471)
Balance, shares at Sep. 30, 2025			51,650,000		705,000	8,333,333			10,000,000	1

[1]	Includes up to 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 7).